Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

PAY VERSUS PERFORMANCE
 CEO Pay Ratio

 Pay Versus Performance
In accordance with rules adopted by the Securities and Exchange Commission pursuant to the Dodd-Frank Wall Street Reform and Consumer Protection Act of 2010, we provide the following disclosure regarding executive compensation for our principal executive officer (“PEO”)
and non-PEO NEOs
and Company performance for the fiscal years listed below. The Compensation Committee did not consider the pay versus performance disclosure below in making its pay decisions for any of the years shown.

Year	Summary Compensation Table Total for Thomas M. Couglin¹ ($)	Compensation Actually Paid to Thomas M. Coughlin 1,2,3 ($)	Average Summary Compensation Table Total for Non-PEO NEOs 1 ($)	Average Compensation Actually Paid to Non-PEO NEOs 1,2,3 ($)	Value of Initial Fixed $100 Investment Based on: 4 TSR ($)	Net Income ($ Millions)
2023	984,444	984,439	445,548	941,315	132	29,483
2022	1,615,316	1,814,638	483,328	1,027,771	176	45,579
2021	1,270,996	1,574,757	325,798	666,660	146	34,240

1.	Thomas M. Coughlin was our PEO for each year presented. The individuals comprising the non-PEO NEOs for each fiscal year are listed below.

2021	2022	2023
Ryan Blake, COO	Ryan Blake, COO	Ryan Blake, COO
Kenneth Emerson CSRO	Kenneth Emerson, CSRO	Kenneth Emerson, CSRO
Thomas Keating, CFO	Jawad Chaudhry, CFO	Jawad Chaudhry, CFO
David Garcia, CLO	David Garcia, CLO	David Garcia, CLO
2. The amounts shown for Compensation Actually Paid have been calculated in accordance with Item 402(v) of
Regulation S-K and
do not reflect compensation actually earned, realized, or received by the Company’s NEOs. These amounts reflect the Summary Compensation Table Total.
3. Compensation Actually Paid reflects the exclusions and inclusions of certain amounts for the PEO and the non-PEO NEOs
as set forth below. Equity values are calculated in accordance with FASB ASC Topic 718. Amounts in the Exclusion of Stock Awards and Option Awards column are the totals from the Stock Awards and Option Awards columns of our 2023 Summary Compensation Table on page 51.

	Summary Compensation Table Total for Thomas M. Coughlin ($)	Exclusion of Stock Awards and Option Awards for Thomas M. Coughlin ($)	Inclusion of Equity Values for Thomas M. Coughlin ($)	Compensation Actually Paid to Thomas M. Coughlin ($)
2023	984,444	-	(5)	984,439
2022	1,615,316	(354,170)	553,492	1,814,638
2021	1,270,996	(42,936)	346,697	1,574,757

Year	Average Summary Compensation Table Total for Non-PEO NEOs ($)	Average Exclusion of Stock Awards and Option Awards for Non- PEO NEOs ($)	Average Inclusion of Equity Values for Non- PEO NEOs ($)	Average Compensation Actually Paid to Non-PEO NEOs ($)
2023	445,548	(37,341)	533,109	941,315
2022	483,328	(42,774)	587,216	1,027,771
2021	325,798	(807)	341,670	666,660

The amounts in the Inclusion of Equity Values in the tables above are derived from the amounts set forth in the following tables:

Year	Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Fiscal Year for Thomas M. Coughlin ($)	Change in Fair Value from Last Day of Prior Fiscal Year to Last Day of Fiscal Year of Unvested Equity Awards for Thomas M. Coughlin ($)	Vesting-Date Fair Value of Equity Awards Granted During Year that Vested During Year for Thomas M. Coughlin ($)	Change in Fair Value from Last Day of Prior Fiscal Year to Vesting Date of Unvested Equity Awards that Vested During Fiscal Year for Thomas M. Coughlin ($)	Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year for Thomas M. Coughlin ($)	Value of Dividends or Other Earnings Paid on Equity Awards Not Otherwise Included for Thomas M. Coughlin ($)	Total Inclusion of Equity Values for Thomas M. Coughlin ($)
2023	-	(7)	-	2	-	-	(5)
2022	53,970	177,438	320,450	1,634	-	-	553,492
2021	37,032	262,047	-	47,618	-	-	346,697

Year	Average Year-End Fair Value of Equity Awards Granted During Fiscal Year That Remained Unvested as of Last Day of Fiscal Year for Non- PEO NEOs ($)	Average Change in Fair Value from Last Day of Prior Fiscal Year to Last Day of Fiscal Year of Unvested Equity Awards for Non-PEO NEOs ($)	Average Change in Fair Value from Last Day of Prior Fiscal Year to Vesting Date of Unvested Equity Awards That Vested During Fiscal Year for Non-PEO NEOs ($)	Total— Average Inclusion of Equity Values for Non-PEO NEOs ($)
2023	81,122	6,439	-	87,561
2022	8,051	6,538	89,300	103,889
2021	9,065	6,807	-	15,872

4.
The Peer Group TSR set forth in the table below utilizes the NASDAQ Composite Index, which we also utilize in the stock performance graph required by Item 201(e) of Regulation
S-K
included in our Annual Report for the fiscal year ended December 31, 2023. The comparison assumes $100 was invested for the period starting December 31, 2020, through the end of the listed fiscal year in the Company and in the NASDAQ Composite Index, respectively. Historical stock performance is not necessarily indicative of future stock performance.

Named Executive Officers, Footnote

1.	Thomas M. Coughlin was our PEO for each year presented. The individuals comprising the non-PEO NEOs for each fiscal year are listed below.

2021	2022	2023
Ryan Blake, COO	Ryan Blake, COO	Ryan Blake, COO
Kenneth Emerson CSRO	Kenneth Emerson, CSRO	Kenneth Emerson, CSRO
Thomas Keating, CFO	Jawad Chaudhry, CFO	Jawad Chaudhry, CFO
David Garcia, CLO	David Garcia, CLO	David Garcia, CLO

Peer Group Issuers, Footnote	The Peer Group TSR set forth in the table below utilizes the NASDAQ Composite Index, which we also utilize in the stock performance graph required by Item 201(e) of Regulation
S-K
	included in our Annual Report for the fiscal year ended December 31, 2023. The comparison assumes $100 was invested for the period starting December 31, 2020, through the end of the listed fiscal year in the Company and in the NASDAQ Composite Index, respectively. Historical stock performance is not necessarily indicative of future stock performance.
PEO Total Compensation Amount	$ 984,444	$ 1,615,316	$ 1,270,996
PEO Actually Paid Compensation Amount	$ 984,439	1,814,638	1,574,757
Adjustment To PEO Compensation, Footnote
3. Compensation Actually Paid reflects the exclusions and inclusions of certain amounts for the PEO and the non-PEO NEOs
as set forth below. Equity values are calculated in accordance with FASB ASC Topic 718. Amounts in the Exclusion of Stock Awards and Option Awards column are the totals from the Stock Awards and Option Awards columns of our 2023 Summary Compensation Table on page 51.

	Summary Compensation Table Total for Thomas M. Coughlin ($)	Exclusion of Stock Awards and Option Awards for Thomas M. Coughlin ($)	Inclusion of Equity Values for Thomas M. Coughlin ($)	Compensation Actually Paid to Thomas M. Coughlin ($)
2023	984,444	-	(5)	984,439
2022	1,615,316	(354,170)	553,492	1,814,638
2021	1,270,996	(42,936)	346,697	1,574,757

The amounts in the Inclusion of Equity Values in the tables above are derived from the amounts set forth in the following tables:

Year	Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Fiscal Year for Thomas M. Coughlin ($)	Change in Fair Value from Last Day of Prior Fiscal Year to Last Day of Fiscal Year of Unvested Equity Awards for Thomas M. Coughlin ($)	Vesting-Date Fair Value of Equity Awards Granted During Year that Vested During Year for Thomas M. Coughlin ($)	Change in Fair Value from Last Day of Prior Fiscal Year to Vesting Date of Unvested Equity Awards that Vested During Fiscal Year for Thomas M. Coughlin ($)	Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year for Thomas M. Coughlin ($)	Value of Dividends or Other Earnings Paid on Equity Awards Not Otherwise Included for Thomas M. Coughlin ($)	Total Inclusion of Equity Values for Thomas M. Coughlin ($)
2023	-	(7)	-	2	-	-	(5)
2022	53,970	177,438	320,450	1,634	-	-	553,492
2021	37,032	262,047	-	47,618	-	-	346,697

Non-PEO NEO Average Total Compensation Amount	$ 445,548	483,328	325,798
Non-PEO NEO Average Compensation Actually Paid Amount	$ 941,315	1,027,771	666,660
Adjustment to Non-PEO NEO Compensation Footnote
3. Compensation Actually Paid reflects the exclusions and inclusions of certain amounts for the PEO and the non-PEO NEOs
as set forth below. Equity values are calculated in accordance with FASB ASC Topic 718. Amounts in the Exclusion of Stock Awards and Option Awards column are the totals from the Stock Awards and Option Awards columns of our 2023 Summary Compensation Table on page 51.

Year	Average Summary Compensation Table Total for Non-PEO NEOs ($)	Average Exclusion of Stock Awards and Option Awards for Non- PEO NEOs ($)	Average Inclusion of Equity Values for Non- PEO NEOs ($)	Average Compensation Actually Paid to Non-PEO NEOs ($)
2023	445,548	(37,341)	533,109	941,315
2022	483,328	(42,774)	587,216	1,027,771
2021	325,798	(807)	341,670	666,660

The amounts in the Inclusion of Equity Values in the tables above are derived from the amounts set forth in the following tables:

Year	Average Year-End Fair Value of Equity Awards Granted During Fiscal Year That Remained Unvested as of Last Day of Fiscal Year for Non- PEO NEOs ($)	Average Change in Fair Value from Last Day of Prior Fiscal Year to Last Day of Fiscal Year of Unvested Equity Awards for Non-PEO NEOs ($)	Average Change in Fair Value from Last Day of Prior Fiscal Year to Vesting Date of Unvested Equity Awards That Vested During Fiscal Year for Non-PEO NEOs ($)	Total— Average Inclusion of Equity Values for Non-PEO NEOs ($)
2023	81,122	6,439	-	87,561
2022	8,051	6,538	89,300	103,889
2021	9,065	6,807	-	15,872

Compensation Actually Paid vs. Total Shareholder Return
The following chart sets forth the relationship between Compensation Actually Paid to our PEO, the average of Compensation Actually Paid to our Non-PEO NEOs,
and the Company’s cumulative TSR over the three most recently completed fiscal years.

Total Shareholder Return Amount	$ 132	176	146
Net Income (Loss)	$ 29,483,000,000	45,579,000,000	34,240,000,000
PEO Name	Thomas M. Coughlin
PEO | Exclusion Of Stock Awards And Option Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(354,170)	(42,936)
PEO | Inclusion Of Equity Values [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(5)	553,492	346,697
PEO | Year End Fair Value Of Equity Awards Granted During Year That Remained Unvested As Of Last Day Of Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		53,970	37,032
PEO | Change In Fair Value From Last Day Of Prior Fiscal Year To Last Day Of Fiscal Year Of Unvested Equity Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(7)	177,438	262,047
PEO | Vesting Date Fair Value Of Equity Awards Granted During Year That Vested During Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		320,450
PEO | Change In Fair Value From Last Day Of Prior Fiscal Year To Last Day Of Fiscal Year Of Unvested Equity Awards That Vested During Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	2	1,634	47,618
PEO | Fair Value At Last Day Of Prior Year Of Equity Awards Forfeited During Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
PEO | Value Of Dividends Or Other Earnings Paid On Equity Awards Not Otherwise Included [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
Non-PEO NEO | Exclusion Of Stock Awards And Option Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(37,341)	(42,774)	(807)
Non-PEO NEO | Inclusion Of Equity Values [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	87,561	103,889	15,872
Non-PEO NEO | Year End Fair Value Of Equity Awards Granted During Year That Remained Unvested As Of Last Day Of Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	81,122	8,051	9,065
Non-PEO NEO | Change In Fair Value From Last Day Of Prior Fiscal Year To Last Day Of Fiscal Year Of Unvested Equity Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	6,439	6,538	6,807
Non-PEO NEO | Change In Fair Value From Last Day Of Prior Fiscal Year To Last Day Of Fiscal Year Of Unvested Equity Awards That Vested During Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		89,300
Non-PEO NEO | Average Inclusion of Equity Values [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 533,109	$ 587,216	$ 341,670